Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net cash used in operating activities	¥ (238,323)	$ (32,649)	¥ 550,462	¥ (424,249)
Net cash provided by (used in) investing activities	(34,090)	(4,670)	(49,061)	189,052
Net cash used in financing activities	69,113	9,469	(6,778)	(4,866)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	16,140	2,209	9,073	171,851
Net increase (decrease) in cash and cash equivalents and restricted cash	(187,160)	(25,641)	503,696	(68,212)
Cash and cash equivalents and restricted cash at beginning of the year	2,020,191	276,765	1,516,495	1,584,707
Cash and cash equivalents and restricted cash at end of the year	1,833,031	251,124	2,020,191	1,516,495
Parent Company [Member]
Net cash used in operating activities	(12,681)	(1,737)	(12,315)	(26,054)
Net cash provided by (used in) investing activities	(35,746)	(4,897)	82,830	137,160
Net cash used in financing activities			(2,503)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,552	350	3,270	(761)
Net increase (decrease) in cash and cash equivalents and restricted cash	(45,875)	(6,284)	71,282	110,345
Cash and cash equivalents and restricted cash at beginning of the year	202,028	27,677	130,746	20,401
Cash and cash equivalents and restricted cash at end of the year	¥ 156,153	$ 21,393	¥ 202,028	¥ 130,746